7. ACCOUNTING FOR EMERGENCE FROM BANKRUPTCY (Dec 2011 only)	12 Months Ended
Dec. 31, 2011
Reorganizations [Abstract]
7. ACCOUNTING FOR EMERGENCE FROM BANKRUPTCY

Gain on Bankruptcy Exit – On the Effective Date, the Company ceased to own the Plant Owners as they emerged from bankruptcy. As a result, the Company removed the related assets of $175,070,000 and liabilities of $294,478,000 from its consolidated financial statements, resulting in a net gain on bankruptcy exit of $119,408,000.

Reorganization Costs – In accordance with the Financial Accounting Standards Board’s Accounting Standards Codification 852, Reorganizations, revenues, expenses, realized gains and losses, and provisions for losses that can be directly associated with the reorganization and restructuring of the business must be reported separately as reorganization items in the statements of operations. During the year ended December 31, 2010, the Plant Owners recorded professional fees and other organizational costs directly related to the reorganization of $4,153,000.